Consolidated Statements of Changes in Equity - RUB (₽) ₽ in Thousands	Share capital	Share premium	Share-based payments reserve	Treasury shares	Foreign currency translation reserve	Retained earnings	Equity attributable to owners of parent	Non-controlling interests [Member]	Total
Beginning balance at Dec. 31, 2018	₽ 8,547	₽ 1,568,626	₽ 160,774		₽ (66,957)	₽ 1,302,981	₽ 2,973,971	₽ 29,449	₽ 3,003,420
Net income for the year						1,448,018	1,448,018	133,008	1,581,026
Other comprehensive income (loss)					(39,421)		(39,421)	(2,397)	(41,818)
LTIPs (note 20(a))			121,635				121,635		121,635
Share-based payments to Board of directors (Note 29(b))			12,842				12,842		12,842
Acquisition of non-controlling interest					1,187	(2,957)	(1,770)	(337)	(2,107)
Distributions to shareholders and non-controlling interest (note 19(d))						(1,160,345)	(1,160,345)	(126,460)	(1,286,805)
Ending balance at Dec. 31, 2019	8,547	1,568,626	295,251		(105,191)	1,587,697	3,354,930	33,263	3,388,193
Net income for the year						1,748,960	1,748,960	136,865	1,885,825
Other comprehensive income (loss)					13,051		13,051	2,058	15,109
Shares issued under LTIPs (note 20(a))	50						50		50
LTIPs (note 20(a))			101,453				101,453		101,453
Share-based payments to Board of directors (Note 29(b))			21,714				21,714		21,714
Distributions to shareholders and non-controlling interest (note 19(d))						(1,800,520)	(1,800,520)	(103,126)	(1,903,646)
Contribution from non-controlling interest (note 27)								44	44
Ending balance at Dec. 31, 2020	8,597	1,568,626	418,418		(92,140)	1,536,137	3,439,638	69,104	3,508,742	[1]
Net income for the year						5,390,677	5,390,677	102,094	5,492,771
Other comprehensive income (loss)					(2,538)		(2,538)	716	(1,822)
Shares issued under LTIPs (note 20(a))	58						58		58
LTIPs (note 20(a))			241,963				241,963		241,963
Tax benefit from LTIPs			12,445				12,445		12,445
Share-based payments to Board of directors (Note 29(b))			21,270				21,270		21,270
Non-controlling interests arising from business combination (Note 8(a))								149,752	149,752
Acquisition of non-controlling interests without a change in control (Note 8(a))						(123,010)	(123,010)	(32,167)	(155,177)
Distributions to shareholders and non-controlling interest (note 19(d))						(2,047,690)	(2,047,690)	(109,932)	(2,157,622)
Treasury shares acquired (note 19(f))				₽ (1,096,357)			(1,096,357)		(1,096,357)
Reclassification of non-controlling interests to liability								(52,679)	(52,679)
Ending balance at Dec. 31, 2021	₽ 8,655	₽ 1,568,626	₽ 694,096	₽ (1,096,357)	₽ (94,678)	₽ 4,756,114	₽ 5,836,456	₽ 126,888	₽ 5,963,344

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).